Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the CMDC views the link between the Company’s performance and its NEOs’ pay. For a discussion of how the Company views its executive compensation structure, including alignment with Company performance, see the Compensation Discussion and Analysis (beginning on page 39). The CMDC did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
The use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules. Neither CAP nor the total amount reported in the Summary Compensation Table (“SCT”) reflect the amount of compensation actually paid, earned or received during the applicable year. Per SEC rules, CAP was calculated by adjusting the SCT total values for the applicable year as described in the footnotes to the following table.
Tabular Disclosure of Pay Versus Performance
The following table sets forth information concerning the compensation actually paid to our CEO and other NEOs compared to Company performance for the years ended December 31, 2022, 2021 and 2020. The five NEOs, including the CEO, represent the following individuals for each of the years shown: Dr. Giovanni Caforio (CEO), Mr. David Elkins, Dr. Rupert Vessey, Dr. Christopher Boerner and Ms. Sandra Leung.
Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table Total for non-CEO NEOs	Average Compensation Actually Paid to non-CEO NEOs(1)	Value of Initial Fixed $100 Investment Based On		Net Income (in Millions) (GAAP)(3)	Total Revenues (in Millions) (4)
					Total Shareholder Return(2)	Peer Group Total Shareholder Return(2)
2022	$20,053,032	$35,057,807	$6,996,472	$10,872,377	$123	$139	$6,327	$46,159
2021	$19,784,806	$16,505,622	$7,140,446	$6,780,078	$103	$126	$6,994	$46,385
2020	$20,150,902	$17,644,676	$7,050,986	$6,288,633	$100	$102	($9,015)	$42,518
1)
CAP reflects the total compensation reported in the SCT for the applicable year adjusted to include or exclude the amounts shown in the tables below for the NEOs. To calculate CAP, the following amounts were deducted from and added to SCT total compensation, computed in accordance with Item 402(v) of Regulation S-K:

CEO SCT Total to Compensation Actually Paid Reconciliation
Year	SCT Total	Deduction of Change in Pension Values(a)	Deduction of Stock Awards and Options Values(b)	Addition of Pension Service Cost(c)	Addition of Equity Values(d)	Compensation Actually Paid
2022	$20,053,032	$0	($14,289,505)	$0	$29,294,280	$35,057,807
2021	$19,784,806	$0	($13,965,989)	$0	$10,686,805	$16,505,622
2020	$20,150,902	$0	($13,457,248)	$0	$10,951,022	$17,644,676
Average non-CEO NEOs SCT Total to Compensation Actually Paid Reconciliation
Year	SCT Total	Deduction of Change in Pension Values(a)	Deduction of Stock Awards and Options Values(b)	Addition of Pension Service Cost(c)	Addition of Equity Values(d)*	Compensation Actually Paid
2022	$6,996,472	$0	($4,304,359)	$0	$8,180,264	$10,872,377
2021	$7,140,446	$0	($4,208,611)	$0	$3,848,242	$6,780,078
2020	$7,050,986	($221,035)	($3,757,621)	$0	$3,216,303	$6,288,633
a.	Represents change in pension value under the U.S BEP-RIP reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.
b.
Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.

c.
Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019, and transferred all remaining liabilities to a leading third-party insurer, Athene Holdings Ltd. No service cost has been incurred under the plan since 2014.

d.	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:
	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	Total – Addition of Equity Values
	($)	($)	($)	($)	($)	($)	($)
CEO
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2021	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2020	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Average of Non-CEO NEOs
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303
2)
The Company TSR and the Peer Group TSR reflected in these columns for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for the three fiscal years is the extended peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Benchmarking Analysis and Compensation Peer Groups” on page 49 and also as disclosed in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for these years. The extended peer group is composed of AbbVie Inc., Amgen Inc., Biogen Inc., Eli Lilly and Company, Gilead Sciences Inc., Johnson & Johnson, Merck & Co., Pfizer Inc., AstraZeneca PLC, GlaxoSmithKline PLC, Roche Holding AG, Novartis AG, and Sanofi.

3)	Net income is equivalent to “Net Earnings/(Loss) Attributable to BMS” as reported in the Company’s consolidated financial statements.
4)
SEC rules require us to designate a “Company-Selected Measure” that in our assessment represents the most important financial performance measure used by the Company to link the CAP of our NEOs, for the most recently completed fiscal year, to our performance. We have selected total revenues as this measure for fiscal year 2022.

Company Selected Measure Name	Total Revenues
Named Executive Officers, Footnote [Text Block]
The following table sets forth information concerning the compensation actually paid to our CEO and other NEOs compared to Company performance for the years ended December 31, 2022, 2021 and 2020. The five NEOs, including the CEO, represent the following individuals for each of the years shown: Dr. Giovanni Caforio (CEO), Mr. David Elkins, Dr. Rupert Vessey, Dr. Christopher Boerner and Ms. Sandra Leung.

Peer Group Issuers, Footnote [Text Block]
2)
The Company TSR and the Peer Group TSR reflected in these columns for each of the applicable fiscal years is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The peer group used to determine the Company’s Peer Group TSR for the three fiscal years is the extended peer group that was used for purposes of disclosing our executive compensation benchmarking practices, as described in the section titled “Benchmarking Analysis and Compensation Peer Groups” on page 49 and also as disclosed in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for these years. The extended peer group is composed of AbbVie Inc., Amgen Inc., Biogen Inc., Eli Lilly and Company, Gilead Sciences Inc., Johnson & Johnson, Merck & Co., Pfizer Inc., AstraZeneca PLC, GlaxoSmithKline PLC, Roche Holding AG, Novartis AG, and Sanofi.

PEO Total Compensation Amount	$ 20,053,032	$ 19,784,806	$ 20,150,902
PEO Actually Paid Compensation Amount	$ 35,057,807	16,505,622	17,644,676
Adjustment To PEO Compensation, Footnote [Text Block]
CEO SCT Total to Compensation Actually Paid Reconciliation
Year	SCT Total	Deduction of Change in Pension Values(a)	Deduction of Stock Awards and Options Values(b)	Addition of Pension Service Cost(c)	Addition of Equity Values(d)	Compensation Actually Paid
2022	$20,053,032	$0	($14,289,505)	$0	$29,294,280	$35,057,807
2021	$19,784,806	$0	($13,965,989)	$0	$10,686,805	$16,505,622
2020	$20,150,902	$0	($13,457,248)	$0	$10,951,022	$17,644,676
a.	Represents change in pension value under the U.S BEP-RIP reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.
b.
Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.

c.
Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019, and transferred all remaining liabilities to a leading third-party insurer, Athene Holdings Ltd. No service cost has been incurred under the plan since 2014.

d.	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:
	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	Total – Addition of Equity Values
	($)	($)	($)	($)	($)	($)	($)
CEO
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2021	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2020	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Average of Non-CEO NEOs
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303

Non-PEO NEO Average Total Compensation Amount	$ 6,996,472	7,140,446	7,050,986
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,872,377	6,780,078	6,288,633
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average non-CEO NEOs SCT Total to Compensation Actually Paid Reconciliation
Year	SCT Total	Deduction of Change in Pension Values(a)	Deduction of Stock Awards and Options Values(b)	Addition of Pension Service Cost(c)	Addition of Equity Values(d)*	Compensation Actually Paid
2022	$6,996,472	$0	($4,304,359)	$0	$8,180,264	$10,872,377
2021	$7,140,446	$0	($4,208,611)	$0	$3,848,242	$6,780,078
2020	$7,050,986	($221,035)	($3,757,621)	$0	$3,216,303	$6,288,633
a.	Represents change in pension value under the U.S BEP-RIP reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.
b.
Represents the grant date fair value of equity-based awards granted each year and reported in the SCT for each year shown. See the footnotes to the SCT for further detail regarding the amounts in this column.

c.
Does not include any service cost for pension benefits under the U.S BEP-RIP as the plan was frozen in 2009 and, therefore, there is no service cost. The company terminated the US-RIP as of February 1, 2019, and transferred all remaining liabilities to a leading third-party insurer, Athene Holdings Ltd. No service cost has been incurred under the plan since 2014.

d.	Reflects the value of equity calculated in accordance with the SEC methodology for determining the compensation actually paid for each year shown.
*The amounts in the Addition of Equity Values in the tables above are derived from the amounts set forth in the following table:
	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included	Total – Addition of Equity Values
	($)	($)	($)	($)	($)	($)	($)
CEO
2022	15,604,262	7,721,151	0	5,968,867	0	0	29,294,280
2021	13,701,811	(2,650,377)	0	(364,629)	0	0	10,686,805
2020	14,594,230	(1,605,636)	0	(2,037,572)	0	0	10,951,022
Average of Non-CEO NEOs
2022	4,700,394	2,222,732	0	1,201,754	0	55,384	8,180,264
2021	4,128,997	(478,162)	0	25,413	0	171,994	3,848,242
2020	4,205,108	(565,278)	0	(470,925)	0	47,398	3,216,303

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
As noted in the Compensation Discussion and Analysis on page 52, stock-based compensation forms a significant portion of our compensation program. For 2022, approximately 77% of the CEO’s and, on average, 66% of the non-CEO NEOs’, target compensation was comprised of equity awards delivered in MSUs and PSUs, tied to stock price performance in addition to financial performance. As a result, the change in fair value of equity awards during the year, which is impacted by our share price performance, is the most significant difference between CAP and the totals reported in the Summary Compensation Table.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Compensation Actually Paid and Company TSR
The amount of compensation actually paid is generally aligned with the Company’s TSR over the three years as presented in the table above. This is because a significant portion of the compensation actually paid is comprised of equity awards. As described in more detail in the section titled “2022 Target Compensation Benchmarks,” approximately 77% of the CEO’s 2022 target compensation and, on average, 66% of the non-CEO NEOs’ 2022 target compensation is comprised of equity awards delivered in MSUs and PSUs, tied to stock price performance in addition to financial performance.

Compensation Actually Paid vs. Net Income [Text Block]
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
As noted in the Compensation Discussion and Analysis on page 52, stock-based compensation forms a significant portion of our compensation program. For 2022, approximately 77% of the CEO’s and, on average, 66% of the non-CEO NEOs’, target compensation was comprised of equity awards delivered in MSUs and PSUs, tied to stock price performance in addition to financial performance. As a result, the change in fair value of equity awards during the year, which is impacted by our share price performance, is the most significant difference between CAP and the totals reported in the Summary Compensation Table.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Compensation Actually Paid and Net Income
The Company’s net income has generally increased while the compensation actually paid has varied each year. The Company does not use net income as a performance metric in the annual and long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
As noted in the Compensation Discussion and Analysis on page 52, stock-based compensation forms a significant portion of our compensation program. For 2022, approximately 77% of the CEO’s and, on average, 66% of the non-CEO NEOs’, target compensation was comprised of equity awards delivered in MSUs and PSUs, tied to stock price performance in addition to financial performance. As a result, the change in fair value of equity awards during the year, which is impacted by our share price performance, is the most significant difference between CAP and the totals reported in the Summary Compensation Table.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Compensation Actually Paid and Total Revenues
The amount of compensation actually paid is generally aligned with the Company’s total revenues over the three years as presented in the table above. While the Company uses various financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that total revenues is the Company’s most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to the NEOs to company performance for fiscal year 2022. The Company utilizes total revenues as a performance metric for the Company’s annual incentive program and PSU awards granted to the NEOs in the long-term incentive program. As described in more detail in the section titled “Executive Compensation Program Overview” on page 47, 15% of annual incentives for 2022 were based on achieving revenue goals for our New Product Portfolio and in combination with our total revenues, revenue goal accounted for a total of 35% of the annual incentive plan. Additionally, for the long-term incentive plan, the revenue metric weighting was increased from 33% to 40% for PSUs.

Total Shareholder Return Vs Peer Group [Text Block]
Pay Versus Performance Comparative Disclosure
As described in more detail in the CD&A, a substantial portion of the Company’s executive compensation program is variable and at risk based on operational, financial, strategic and share price performance. While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the table above.
As noted in the Compensation Discussion and Analysis on page 52, stock-based compensation forms a significant portion of our compensation program. For 2022, approximately 77% of the CEO’s and, on average, 66% of the non-CEO NEOs’, target compensation was comprised of equity awards delivered in MSUs and PSUs, tied to stock price performance in addition to financial performance. As a result, the change in fair value of equity awards during the year, which is impacted by our share price performance, is the most significant difference between CAP and the totals reported in the Summary Compensation Table.
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between the information presented in the table above.
Company TSR and Peer Group TSR
The Company’s TSR generally increased over the three years to reach 23% at 2022 year-end, while the Company’s peer group TSR was 39% for the same period of time.

Tabular List [Table Text Block]
Tabular Disclosure of Significant Financial and Non-Financial Performance Measures
The seven metrics listed below represent the most significant financial and non-financial performance measures as described in the “Annual Incentive Plan” and “Long-term Incentive Program” sections within our CD&A on pages 52 and 60, respectively. The measures in this table are not ranked. Please see the CD&A for a further description of these measures and how they are used in the Company’s executive compensation program.
Significant Financial and Non-Financial Performance Measures
Total Revenues
EPS (Non-GAAP)
ESG
Operating Margin
Pipeline
Relative TSR
Stock Price

Total Shareholder Return Amount	$ 123	103	100
Peer Group Total Shareholder Return Amount	139	126	102
Net Income (Loss)	$ 6,327,000,000	$ 6,994,000,000	$ (9,015,000,000)
Company Selected Measure Amount	46,159,000,000	46,385,000,000	42,518,000,000
PEO Name	Dr. Giovanni Caforio	Dr. Giovanni Caforio	Dr. Giovanni Caforio
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	EPS (Non-GAAP)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ESG
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Pipeline
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Change in Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Stock Awards and Options Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(14,289,505)	(13,965,989)	(13,457,248)
PEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	29,294,280	10,686,805	10,951,022
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,604,262	13,701,811	14,594,230
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,721,151	(2,650,377)	(1,605,636)
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,968,867	(364,629)	(2,037,572)
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Pension Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(221,035)
Non-PEO NEO [Member] | Stock Awards and Options Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,304,359)	(4,208,611)	(3,757,621)
Non-PEO NEO [Member] | Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,180,264	3,848,242	3,216,303
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,700,394	4,128,997	4,205,108
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,222,732	(478,162)	(565,278)
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,201,754	25,413	(470,925)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 55,384	$ 171,994	$ 47,398